Taxes - Deferred income tax (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Opening balance	$ (80)	$ (1,302)
Deferred tax recognized in profit or loss	1,614	(3,254)	$ 1,351
Deferred tax recognized in other comprehensive income	(6,094)	4,259	(3,726)
Foreign currency translation	72	217	1,160
Closing balance	$ (4,488)	$ (80)	$ (1,302)